Going Concern and Liquidity (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2020	Feb. 12, 2020	Jun. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Accumulated deficit				$ 33,684,432		$ 33,684,432		$ 46,382,174	$ 25,096,983
Net loss				(3,827,928)	$ (479,976)	(8,587,449)	$ (1,005,298)	(21,285,191)	(5,011,036)
Working capital deficit				$ 10,938,623		10,938,623		14,123,625
Proceeds from new lending arrangements						2,177,452	1,955,000	2,527,452	4,115,961
Proceeds from related parties		$ 1,070,000				2,164,500	$ 1,480,777	4,484,979	$ 1,905,777
Proceeds from the sale of stock						$ 825,000		$ 825,000
Subsequent Event [Member]
Proceeds from new lending arrangements			$ 10,049,435
Subsequent Event [Member] | On or Before October 31, 2020 [Member]
Purchase of promissory notes	$ 9,000,000